Capital Stock and Earnings Per Share (CPE Inc. Only) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Common stock, shares authorized	200,000	200,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Number of votes per common stock	1
Numerator for calculation of basic and diluted earnings per share:
Denominator for basic income per share - weighted-average shares outstanding	60,652	60,093	60,004
Basic earnings per share (in dollars per share)	$ 0.86	$ 2.89	$ 3.16
Denominator for diluted earnings per share (in shares)	61,161	60,927	60,637
Diluted earnings per share (in dollars per share)	$ 0.85	$ 2.85	$ 3.13
CPE Inc
Numerator for calculation of basic and diluted earnings per share:
Net income	$ 51,971	$ 173,720	$ 189,797
Denominator for basic income per share - weighted-average shares outstanding	60,652	60,093	60,004
Basic earnings per share (in dollars per share)	$ 0.86	$ 2.89	$ 3.16
Dilutive effect of stock equivalents (in shares)	509	834	633
Denominator for diluted earnings per share (in shares)	61,161	60,927	60,637
Diluted earnings per share (in dollars per share)	$ 0.85	$ 2.85	$ 3.13
CPE Inc | Restricted stock
Anti-dilutive securities excluded from diluted earnings per share calculation
Number of anti-dilutive securities excluded	196	28	7
CPE Inc | Options outstanding
Anti-dilutive securities excluded from diluted earnings per share calculation
Number of anti-dilutive securities excluded	495	57	73
CPE Inc | Employee stock purchase plan
Anti-dilutive securities excluded from diluted earnings per share calculation
Number of anti-dilutive securities excluded	21	21	8